Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jan. 10, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Cash		$ 544,791	$ 1,447,921
Working capital deficit		613,884
Cash equivalents
FDIC cash limit		250,000
Unrecognized tax benefits
Amount of accrued interest and penalties
Income tax provision		$ 0
Weighted average shares (in Shares)	875,000